UNREALIZED LOSSES ON SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule of Investment Securities [Line Items]
Net accretion	$ 549	$ 565	$ 497
Income tax effect	$ 282	$ 290	$ 255
Number of positions that are impaired	29
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Investment Securities [Line Items]
Number of positions that are impaired	1
Number of positions that are other-than-temporarily impaired	3